PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Schedule of breakdown of and changes to property, plant and equipment

	Switching and						Assets and
	transmission	Terminal	Lending				facilities under
	equipment	equipment	equipment	Infrastructure	Land	Other P&E	construction	Total
Balances and changes:
Balance on 12.31.19	22,727,930	817,300	4,082,160	11,719,728	278,512	826,362	2,395,272	42,847,264
Additions	78,053	42	77,859	4,517,747	—	195,449	5,680,707	10,549,857
Write-offs, net (1)	1,817	(61)	(103)	(306,447)	(5,483)	(2,870)	(15,096)	(328,243)
Net transfers	2,539,729	460,542	2,131,885	341,553	—	20,857	(5,682,742)	(188,176)
Subletting	—	—	—	(2,115)	—	—	—	(2,115)
Capital contribution to CyberCo Brasil	(685)	—	—	—	—	(15,553)	—	(16,238)
Depreciation (Note 26)	(2,923,507)	(360,796)	(2,213,966)	(2,731,627)	—	(279,860)	—	(8,509,756)
Balance on 12.31.20	22,423,337	917,027	4,077,835	13,538,839	273,029	744,385	2,378,141	44,352,593
Additions	428,683	45	107,961	2,802,303	—	158,919	6,300,245	9,798,156
Write-offs, net (1)	15,005	(103)	87,079	(262,311)	(5,183)	(1,360)	(41,863)	(208,736)
Net transfers	3,361,667	571,986	2,259,382	609,681	(900)	28,450	(6,960,941)	(130,675)
Subletting	—	—	—	(64,177)	—	—	—	(64,177)
Goods intended for sale (3)	(150,251)	(14,207)	(33,648)	(21,126)	—	(375)	(8,344)	(227,951)
Depreciation (Note 26)	(3,417,261)	(443,238)	(2,168,502)	(2,801,303)	—	(280,415)	—	(9,110,719)
Balance on 12.31.21	22,661,180	1,031,510	4,330,107	13,801,906	266,946	649,604	1,667,238	44,408,491

Balance on 12.31.20
Cost	78,436,218	5,928,603	22,784,054	30,632,690	273,029	5,379,888	2,378,141	145,812,623
Accumulated depreciation	(56,012,881)	(5,011,576)	(18,706,219)	(17,093,851)	—	(4,635,503)	—	(101,460,030)
Total	22,423,337	917,027	4,077,835	13,538,839	273,029	744,385	2,378,141	44,352,593

Balance on 12.31.21
Cost	81,422,233	6,435,959	25,107,646	34,169,915	266,946	5,536,296	1,667,238	154,606,233
Accumulated depreciation	(58,761,053)	(5,404,449)	(20,777,539)	(20,368,009)	—	(4,886,692)	—	(110,197,742)
Total	22,661,180	1,031,510	4,330,107	13,801,906	266,946	649,604	1,667,238	44,408,491
(1)	In infrastructure, includes the amounts of R$245,237 and R$288,603 as of December 31, 2021 and 2020, respectively, referring to the cancellation of lease agreements.
(2)	Refers to the balance of assets that were used for the Company’s corporate structure in FiBrasil (note 1.c).

Schedule of depreciation rates of property, plant and equipment

Description
Switching and transmission equipment and media	2.50% to 14.29%
Terminal equipment	10.00% to 25.00%
Lending equipment	25.00% to 50.00%
Infrastructure	2.50% to 20.00%
Other P&E assets	10.00% to 25.00%

Schedule of changes in leases, after the adoption of IFRS 16, already included in the asset movement tables

	Switching and
	transmission
	equipment	Infrastructure	Other	Total

Annual depreciation rate (%)	5.00% to 42.90%	3.50% to 66.67%	20.00% to 38.00%
Balances and changes:
Balance on 12.31.19	346,306	8,401,685	3,220	8,751,211
Additions	55,904	4,394,809	10,564	4,461,277
Subletting (Note 13.c)	—	(2,115)	—	(2,115)
Depreciation	(43,699)	(2,178,537)	(3,403)	(2,225,639)
Write-offs, net	—	(4,902)	—	(4,902)
Cancellation of contracts	(420)	(288,603)	—	(289,023)
Balance on 12.31.20	358,091	10,322,337	10,381	10,690,809
Additions	410,169	2,702,635	590	3,113,394
Subletting (Note 13.c)	—	(64,177)	—	(64,177)
Depreciation	(482,455)	(2,254,000)	(656)	(2,737,111)
Cancellation of contracts	(4,893)	(245,237)	—	(250,130)
Balance on 12.31.21	280,912	10,461,558	10,315	10,752,785

Balance on 12.31.20
Cost	515,318	14,423,538	127,509	15,066,365
Accumulated depreciation	(157,227)	(4,101,201)	(117,128)	(4,375,556)
Total	358,091	10,322,337	10,381	10,690,809

Balance on 12.31.21
Cost	336,080	17,331,955	128,099	17,796,134
Accumulated depreciation	(55,168)	(6,870,397)	(117,784)	(7,043,349)
Total	280,912	10,461,558	10,315	10,752,785